Investments in Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in equity investee

	As of March 31,
	2018	2019
	$	$
The Group's proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)

Investments in equity investees reported in the consolidated balance sheets	-	-